Research International Core Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (97.8%)	Country	Shares/ Par +	Value $ (000’s)

Communication Services (4.2%)
Advanced Info Service PCL - Foreign Shares	Thailand	555,900	4,992
Capcom Co., Ltd.	Japan	81,800	2,227
Cellnex Telecom SA	Spain	199,037	6,901
Hellenic Telecommunications Organization SA	Greece	82,018	1,551
KDDI Corp.	Japan	569,700	9,128
Koninklijke KPN NV	Netherlands	1,386,006	6,655
Spotify Technology SA *	United States	13,004	9,077

Total			40,531

Consumer Discretionary (8.6%)
Aristocrat Leisure, Ltd.	Australia	88,183	4,096
Burberry Group PLC *	United Kingdom	143,407	2,263
Cie Financiere Richemont SA - Class A	Switzerland	56,668	10,873
Compagnie Generale des Etablissements Michelin	France	155,722	5,594
Denso Corp.	Japan	122,000	1,757
LVMH Moet Hennessy Louis Vuitton SE	France	22,602	13,830
Next PLC	United Kingdom	34,583	5,761
Pan Pacific International Holdings Corp.	Japan	1,398,500	9,225
Sands China, Ltd.	Macao	917,600	2,563
Sony Group Corp.	Japan	448,200	12,861
Suzuki Motor Corp.	Japan	598,300	8,721
Whitbread PLC	United Kingdom	99,803	4,345
Yamaha Corp.	Japan	230,900	1,531

Total			83,420

Consumer Staples (7.1%)
Alimentation Couche-Tard, Inc.	Canada	72,686	3,878
British American Tobacco PLC	United Kingdom	300,345	15,938
Davide Campari-Milano NV	Italy	925,073	5,828
Jeronimo Martins SGPS SA	Portugal	208,905	5,089
Kao Corp.	Japan	148,300	6,464
Kirin Holdings Co., Ltd.	Japan	357,100	5,236
Nestle SA	United States	199,899	18,362
Pernod Ricard SA	France	78,062	7,676

Total			68,471

Energy (4.0%)
Eni SpA	Italy	545,809	9,531
Galp Energia SGPS SA	Portugal	505,814	9,591
Reliance Industries, Ltd.	India	314,322	4,830
TotalEnergies SE	France	236,745	14,446

Total			38,398

Financials (25.0%)
ABN AMRO Bank NV	Netherlands	544,093	17,424
AIA Group, Ltd.	Hong Kong	864,400	8,285
Aon PLC	United States	28,081	10,013
B3 SA - Brasil, Bolsa, Balcao	Brazil	2,592,200	6,526
Banco Bradesco SA, ADR	Brazil	2,236,676	7,560
Bank of Ireland Group PLC	Ireland	974,731	16,135

Common Stocks (97.8%)	Country	Shares/ Par +	Value $ (000’s)

Financials continued
Barclays PLC	United Kingdom	4,050,780	20,772
Beazley PLC	United Kingdom	1,012,622	12,388
BNP Paribas SA	France	172,884	15,760
Erste Group Bank AG	Austria	61,901	6,051
Euronext NV	Netherlands	108,884	16,274
HDFC Bank, Ltd.	India	930,730	9,972
Hiscox, Ltd.	United Kingdom	458,622	8,454
London Stock Exchange Group PLC	United Kingdom	72,729	8,352
Mastercard, Inc. - Class A	United States	20,600	11,717
Mitsubishi UFJ Financial Group, Inc.	Japan	1,023,100	16,207
NatWest Group PLC	United Kingdom	2,508,671	17,609
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	11,879	3,819
Sompo Holdings, Inc.	Japan	197,700	6,106
Sony Financial Group, Inc. *	Japan	115,114	128
UBS Group AG	Switzerland	368,280	15,139
Willis Towers Watson PLC	United States	22,141	7,649

Total			242,340

Health Care (9.4%)
ConvaTec Group PLC	United Kingdom	2,053,083	6,413
CSL, Ltd.	United States	54,888	7,211
Daiichi Sankyo Co., Ltd.	Japan	469,200	10,502
Merck KGaA	Germany	60,639	7,800
Novo Nordisk A/S - Class B	Denmark	226,498	12,502
Qiagen NV	United States	173,524	7,707
Roche Holding AG	United States	73,821	24,297
Sanofi SA	United States	111,510	10,540
Terumo Corp.	Japan	276,400	4,561

Total			91,533

Industrials (20.2%)
Atlas Copco AB - Class A	Sweden	545,216	9,284
Babcock International Group PLC	United Kingdom	231,474	4,142
Daikin Industries, Ltd.	Japan	59,500	6,846
GEA Group AG	Germany	126,120	9,317
Hitachi, Ltd.	Japan	828,600	21,759
Legrand SA	France	84,373	14,074
Mitsubishi Electric Corp.	Japan	548,700	14,285
Mitsui & Co., Ltd.	Japan	359,300	8,922
MTU Aero Engines AG	Germany	30,823	14,147
RB Global, Inc.	Canada	67,798	7,343
Ryanair Holdings PLC, ADR	Italy	105,364	6,345
Schneider Electric SE	United States	96,699	27,299
Spirax Group PLC	United Kingdom	66,014	6,090
Taisei Corp.	Japan	84,600	5,810
Techtronic Industries Co., Ltd.	Hong Kong	580,000	7,441
Thales SA	France	36,240	11,357
Toyota Industries Corp.	Japan	55,400	6,235
Weir Group PLC	United Kingdom	183,845	6,797
Wolters Kluwer NV	Netherlands	56,579	7,724

Total			195,217

Research International Core Portfolio

Common Stocks (97.8%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (9.0%)
Amadeus IT Group SA	Spain	109,572	8,672
ASML Holding NV	Netherlands	15,158	14,778
Cadence Design Systems, Inc. *	United States	28,161	9,892
Constellation Software, Inc.	Canada	3,840	10,424
Disco Corp.	Japan	7,100	2,230
FUJIFILM Holdings Corp.	Japan	36,900	921
Fujitsu, Ltd.	Japan	299,500	7,042
Samsung Electronics Co., Ltd.	South Korea	11 5,412	6,937
SAP SE	Germany	6,214	1,666
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	350,189	15,235
Tokyo Electron, Ltd.	Japan	51,900	9,358

Total			87,155

Materials (7.3%)
Akzo Nobel NV	Netherlands	86,476	6,160
Croda International PLC	United Kingdom	131,491	4,806
Glencore PLC *	Australia	1,766,772	8,165
James Hardie Industries PLC *	United States	267,702	4,981
Linde PLC	United States	37,896	18,001
Novozymes A/S - Class B	Denmark	79,295	4,860
Rio Tinto PLC	Australia	59,419	3,916
Shin-Etsu Chemical Co., Ltd.	Japan	257,700	8,433
Sika AG	Switzerland	24,610	5,515

Common Stocks (97.8%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
Symrise AG	Germany	62,670	5,461

Total			70,298

Real Estate (0.3%)
LEG lmmobilien SE	Germany	42,148	3,351

Total			3,351

Utilities (2.7%)
APA Group	Australia	483,256	2,840
China Resources Gas Group, Ltd.	China	866,800	2,210
CLP Holdings, Ltd.	Hong Kong	347,000	2,876
E.ON SE	Germany	346,458	6,514
National Grid PLC	United Kingdom	818,465	11,800

Total			26,240

Total Common Stocks (Cost: $717,134)			946,954

Warrants (– %)
Information Technology (–%)
Constellation Software, Inc. *,Æ	Canada	5,207	–

Total			–

Total Warrants (Cost: $–)			–

Total Investments (97.8%) (Cost: $717,134)@			946,954

Other Assets, Less Liabilities (2.2%)			21,606

Net Assets (100.0%)			968,560

Investments by Country of Risk as a Percentage of Net Assets:
Japan	19 .3%
United States	17.2%
United Kingdom	14 .0%
France	8.5%
Netherlands	7 .1%
Germany	5 .0%
Other	26 .7%

Total	97.8%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $717,134 and the net unrealized appreciation of investments based on that cost was $229,820 which is comprised of $259,177 aggregate gross unrealized appreciation and $29,357 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$14,069	$26,462	$—
Consumer Staples	3,878	64,593	—
Financials	43,593	198,747	—
Industrials	13,688	181,529	—
Information Technology	21,237	65,918	—
Materials	18,001	52,297	—
All Others	—	242,942	—
Warrants	—	—	—
Total Assets:	$114,466	$832,488	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2025.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand